SUPPLEMENT DATED JANUARY 30, 2012 TO

HARTFORD SMALL/MID CAP EQUITY HLS FUND

PROSPECTUS DATED MAY 1, 2011, AS AMENDED JUNE 1, 2011,

SUMMARY PROSPECTUS DATED MAY 1, 2011, AND

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

(A SERIES OF HARTFORD HLS SERIES FUND II, INC.)

Effective immediately, Hugh Whelan no longer serves as a portfolio manager for Hartford Small/Mid Cap Equity HLS Fund.  Accordingly, all references to Mr. Whelan in the above referenced Summary Prospectus, Prospectus and Statement of Additional Information are deleted.